Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Large Cap Value Fund, DWS Equity Dividend Fund, DWS Dreman Mid Cap Value Fund and DWS Dreman Small Cap Value Fund (the “Funds”), each a series of DWS Value Series, Inc. (the “Corporation”) (Reg. Nos. 033-18477, 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 62 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 29, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3557.

Sincerely yours,

                       /s/Thomas Connors
                        Thomas Connors
                        Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price